Financial Instruments and Fair Value Measures (Details 5) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Book values
Assets
Investments	$ 107	$ 107
Liabilities
Short-term borrowings	414	1,020
Current maturities of long-term debt and lease obligations	22	22	16
Long-term debt and lease obligations	14,601	14,630	32
Approximate fair values
Assets
Investments	105	104
Liabilities
Short-term borrowings	414	1,020
Current maturities of long-term debt and lease obligations	22	22	16
Long-term debt and lease obligations	$ 14,902	$ 15,066	$ 32